Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Intangible Assets Net Excluding Goodwill [Abstract]
Schedule of Identifiable Acquisition Related Intangible Assets

Identifiable acquisition-related intangible assets as of December 31, 2015 and June 30, 2015 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net
	(in millions)
December 31, 2015
Finite-Lived Intangible Assets
Customer relationships	$1,102.3	$(191.1)	$911.2
Trade names	0.2	(0.2)	—
Underlying rights	1.7	(0.3)	1.4
Total	1,104.2	(191.6)	912.6
Indefinite-Lived Intangible Assets
Certifications	3.5	—	3.5
Underlying Rights	16.9	—	16.9
Total	$1,124.6	$(191.6)	$933.0
June 30, 2015
Finite-Lived Intangible Assets
Customer relationships	$1,080.3	$(155.0)	$925.3
Trade names	0.2	(0.1)	0.1
Underlying rights	1.7	(0.2)	1.5
Total	1,082.2	(155.3)	926.9
Indefinite-Lived Intangible Assets
Certifications	3.5	—	3.5
Underlying Rights	17.9	—	17.9
Total	$1,103.6	$(155.3)	$948.3

Identifiable acquisition-related intangible assets as of June 30, 2015 and 2014 were as follows (in millions):

	Gross Carrying Amount	Accumulated Amortization	Net
June 30, 2015
Finite-Lived Intangible Assets
Customer relationships	$1,080.3	$(155.0)	$925.3
Trade names	0.2	(0.1)	0.1
Underlying rights	1.7	(0.2)	1.5
Total	1,082.2	(155.3)	926.9
Indefinite-Lived Intangible Assets
Certifications	3.5	—	3.5
Underlying Rights	17.9	—	17.9
Total	$1,103.6	$(155.3)	$948.3
June 30, 2014
Finite-Lived Intangible Assets
Customer relationships	$789.2	$(103.6)	$685.6
Trade names	0.1	—	0.1
Underlying rights	1.8	(0.1)	1.7
Total	791.1	(103.7)	687.4
Indefinite-Lived Intangible Assets
Certifications	3.5	—	3.5
Underlying rights	19.4	—	19.4
Total	$814.0	$(103.7)	$710.3